SUPPLEMENT DATED MAY 19, 2009 TO THE PROSPECTUS
                      & STATEMENT OF ADDITIONAL INFORMATION
                             DATED DECEMBER 29, 2008

                          JNL(R) INVESTORS SERIES TRUST

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN
  THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION ("SAI") AND SHOULD BE
                READ IN CONJUNCTION WITH THE PROSPECTUS AND SAI.

Shares of the following funds:

        Jackson Perspective 5 Fund
        Jackson Perspective Index 5 Fund
        Jackson Perspective 10 x 10 Fund
        Jackson Perspective Money Market Fund
        Jackson Perspective Optimized 5 Fund
        Jackson Perspective VIP Fund
        Jackson Perspective S&P 4 Fund

are no longer offered for sale within the JNL Investors Series Trust. The Board of Trustees is exploring strategic options for these funds including possible liquidation and/or merger. More information will be provided as it becomes available.




























This Supplement is dated May 19, 2009.

(To be used with: VC6045 01/09, V6043 01/09, and V6043PROXY 01/09.)

                                                                  FMM3605 05/09